Called up share capital and other equity instruments - Aggregate options outstanding under these plans (Details)	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 HKD ($) shares	Dec. 31, 2016 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of HSBC Holdings ordinary shares (in shares)	57,065,000	64,670,000	64,670,000	64,670,000	64,670,000	70,027,000
£4.0472 – 5.9640
Disclosure of range of exercise prices of outstanding share options [line items]
Number of HSBC Holdings ordinary shares (in shares)	57,065,513	64,604,932	64,604,932	64,604,932	64,604,932
£4.0472 – 5.9640 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | £	£ 4.0472		£ 4.0472
£4.0472 – 5.9640 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | £	£ 5.9640		£ 5.9640
HK$55.4701
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | $					$ 55.4701
Number of HSBC Holdings ordinary shares (in shares)		36,309	36,309	36,309	36,309
€5.3532
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | €				€ 5.3532
Number of HSBC Holdings ordinary shares (in shares)		10,539	10,539	10,539	10,539
$7.1456
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | $		$ 7.1456
Number of HSBC Holdings ordinary shares (in shares)		17,873	17,873	17,873	17,873